Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2024		$ 90,139
2024 (remaining)	$ 43,669